Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2021

M21-QTLY-0521
1.932724.109

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 87.1%
	Principal Amount	Value
Arizona - 4.3%
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,011,064
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	303,429
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	243,346

TOTAL ARIZONA		1,557,839

California - 4.4%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	465,000	470,145
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2011 C, 5% 5/1/21 (Escrowed to Maturity) (a)	500,000	501,746
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	606,213

TOTAL CALIFORNIA		1,578,104

Connecticut - 3.4%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	502,698
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$504,617
Series K3, 5% 7/1/21	210,000	211,939

TOTAL CONNECTICUT		1,219,254

Florida - 6.5%
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	429,775
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/21	165,000	166,934
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	758,756
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,007,236

TOTAL FLORIDA		2,362,701

Illinois - 3.7%
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	201,428
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	301,527
Series 2016, 5% 5/15/21	200,000	201,018
Illinois Gen. Oblig. Series 2013, 5% 7/1/21	510,000	515,478
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	50,565
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.25% 6/1/21	60,000	60,457

TOTAL ILLINOIS		1,330,473

Maine - 1.7%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	100,892
Maine Tpk. Auth. Tpk. Rev. Series 2004, 5.25% 7/1/21 (FSA Insured)	500,000	506,087

TOTAL MAINE		606,979

Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	252,741
Michigan - 8.5%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	501,702
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21	180,000	181,531
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	201,670
Michigan Fin. Auth. Rev. Series 2015 D1, 5% 7/1/21	500,000	505,666
Michigan Hosp. Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	300,000	302,185
Milan Area Schools Series 2019, 5% 5/1/21	305,000	306,020
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	220,773
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	752,509
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21	100,000	101,119

TOTAL MICHIGAN		3,073,175

Minnesota - 0.9%
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	315,000
Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	100,000	101,143
Nevada - 9.8%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,755,677
Series 2018 A, 5% 7/1/21	250,000	252,858
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	251,909
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	300,000

TOTAL NEVADA		3,560,444

New Jersey - 14.3%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	702,774
New Jersey Econ. Dev. Auth. Rev. Series 2015 XX, 5% 6/15/21	1,025,000	1,034,455
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	545,184
Series 2013 A, 5% 7/1/21 (Escrowed to Maturity)	100,000	101,172
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	494,943
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,011,602
Series 2017 A, 5% 7/1/21	170,000	171,881
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	251,832
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	100,777
Series 2011 B, 5% 6/15/21	750,000	756,918

TOTAL NEW JERSEY		5,171,538

New York - 4.6%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	505,532
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	335,000	338,706
Series 2019 A, 5% 5/1/21	500,000	501,691
Series 2020 A, 5% 7/1/21	100,000	101,119
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	202,237

TOTAL NEW YORK		1,649,285

Ohio - 2.8%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,007,125
Oregon - 3.0%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	230,541
Port of Portland Arpt. Rev.:
Series 22, 5% 7/1/21 (a)	650,000	657,144
Series 26 C, 5% 7/1/21 (a)	200,000	202,198

TOTAL OREGON		1,089,883

Pennsylvania - 4.2%
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/21	200,000	201,441
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	683,710
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A, 5% 4/15/21	100,000	100,135
Philadelphia Arpt. Rev. Series 2011 A, 5% 6/15/21 (a)	45,000	45,401
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	503,793

TOTAL PENNSYLVANIA		1,534,480

Pennsylvania, New Jersey - 0.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	328,763
South Dakota - 0.7%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	257,852
Tennessee - 1.4%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	500,000
Texas - 6.3%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	252,864
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,011,088
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	505,813
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	505,679

TOTAL TEXAS		2,275,444

Virginia - 1.0%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/21	250,000	250,000
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	110,980

TOTAL VIRGINIA		360,980

Washington - 0.5%
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	199,945
Wisconsin - 3.2%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2016, 2%, tender 6/1/21 (a)(b)	500,000	501,226
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	101,119
Series 2014, 5% 5/1/21	540,000	541,666

TOTAL WISCONSIN		1,144,011

TOTAL MUNICIPAL BONDS
(Cost $31,370,449)		31,477,159

Municipal Notes - 11.1%
Alabama - 2.8%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.07% 4/1/21, VRDN (b)	1,000,000	$1,000,000
Florida - 2.8%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.09% 4/1/21, VRDN (b)	1,000,000	1,000,000
New York - 5.5%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.06% 4/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,000,000	1,000,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.08% 4/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	1,000,000	1,000,000

TOTAL NEW YORK		2,000,000

TOTAL MUNICIPAL NOTES
(Cost $4,000,000)		4,000,000
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $35,370,449)		35,477,159
NET OTHER ASSETS (LIABILITIES) - 1.8%		642,669
NET ASSETS - 100%		$36,119,828

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$974
Total	$974

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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